Equity (Tables)	9 Months Ended
Sep. 30, 2017
Equity [Abstract]
Schedule of Information Regarding Restricted Stock Units

The following table contains information regarding restricted stock units:

September 30, 2017
Outstanding on January 1, 2017	—
Units granted during the period	104
Vested and issued	—
Forfeited	—
Outstanding on September 30, 2017	104